Other expenses	6 Months Ended
Jun. 30, 2020
Purchases and other expenses [abstract]
Other operating expenses

6.1    Other operating expenses

(in millions of euros)	June 30, 2020		June 30, 2019
Allowances and losses on trade receivables - telecom activities	(225)	(1)	(149)
Litigation	(169)		19
Operating foreign exchange gains (losses)	8		(5)
Cost of bank credit risk	(11)		(4)
Integration costs	(5)		(7)
Other expenses	(46)		(55)
Total	(448)		(201)

(1)	see Note 5.1.

The cost of credit risk exclusively applies to Orange Bank and includes impairment charges and reversals on fixed-income securities, loans and receivables to customers as well as impairment charges and reversals relating to guarantee commitments given, losses on receivables and recovery of amortized debts.

In the context of the health crisis, parameters used for the assessment of the credit risk have been updated (see Note 11.2). A provision of 5 million euros was recognized as of June 30, 2020, including 3 million euros on consumer loans and 2 million euros on sectors considered sensitive (hotel industry, commercial property, agriculture and patrimonial activity) inherited from Groupama Banque.

Restructuring costs

6.2    Restructuring costs

(in millions of euros)	June 30, 2020	June 30, 2019
Departure plans	(7)	(13)
Lease property restructuring	2	(2)
Distribution channels	(1)	(9)
Other	(7)	(28)
Total restructuring costs	(13)	(52)

Trade payables

6.3    Working capital management – payables

Advances and advance payments of supplier invoices in the context of the health crisis

In order to support small and medium-sized businesses in the context of the health crisis, Orange set up a system of financial advances and accelerated payments of a certain number of invoices.

Extension of supplier payment deadlines

Supplier payment terms are mutually agreed between the suppliers and Orange in accordance with the rules in force. For several years, some key suppliers and Orange have agreed to a flexible payment schedule which, for certain invoices, can be extended up to six months. Trade payables and fixed assets payables that were subject to an extension of payment, and had an impact on the change in working capital at the end of the period, amount to approximately 400 million euros as of June 30, 2020.